Schedule of Notes Payable (Details) (Parenthetical)	Oct. 29, 2020 USD ($)	Sep. 25, 2019 USD ($) Installment	Mar. 02, 2019 USD ($) Installment	Nov. 15, 2017 USD ($) Installment	Aug. 01, 2016 USD ($) Installment	Jun. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Jun. 15, 2018 USD ($)
Short-Term Debt [Line Items]
Notes payable						$ 74,579	$ 104,696	$ 359,184
Notes Payable One [Member]
Short-Term Debt [Line Items]
Notes payable							13,093	43,413
Notes Payable One [Member] | Financial Institution [Member]
Short-Term Debt [Line Items]
Notes payable				$ 200,000
Debt instrument, periodic payment				$ 2,652
Debt instrument interest rate				5.00%
Balloon payment									$ 60,000
Debt instrument maturity date				May 15, 2023
Number of installments | Installment				66
Notes Payable Two [Member]
Short-Term Debt [Line Items]
Notes payable						47,697	54,763	68,378
Notes Payable Two [Member] | Financial Institution [Member]
Short-Term Debt [Line Items]
Notes payable					$ 131,400
Debt instrument, periodic payment					$ 1,394
Debt instrument interest rate					5.00%
Debt instrument maturity date					Jul. 01, 2026
Number of installments | Installment					120
Notes Payable Three [Member]
Short-Term Debt [Line Items]
Notes payable						$ 26,882	36,840	59,913
Notes Payable Four [Member]
Short-Term Debt [Line Items]
Notes payable								$ 37,179
Notes Payable Four [Member] | Financial Institution [Member]
Short-Term Debt [Line Items]
Notes payable		$ 140,000
Debt instrument, periodic payment		$ 4,225
Debt instrument interest rate		5.39%
Debt instrument maturity date		Sep. 19, 2022
Number of installments | Installment		36
Notes Payable Five [Member]
Short-Term Debt [Line Items]
Notes payable	$ 2,690,000
Debt instrument interest rate	7.00%
Debt instrument maturity date	Apr. 29, 2022
Financial Institution [Member] | Notes Payable One [Member]
Short-Term Debt [Line Items]
Notes payable				$ 200,000
Frequency of installments				66 consecutive monthly installments
Debt instrument, periodic payment				$ 2,652
Debt instrument interest rate				5.00%
Balloon payment									$ 60,000
Financial Institution [Member] | Notes Payable Two [Member]
Short-Term Debt [Line Items]
Notes payable					$ 131,400
Frequency of installments					120 monthly installments
Debt instrument, periodic payment					$ 1,394
Debt instrument interest rate					5.00%
Debt instrument maturity date					Jul. 01, 2026
Advantage Therapy LLC [Member] | Notes Payable Three [Member]
Short-Term Debt [Line Items]
Notes payable			$ 112,800
Frequency of installments			60 monthly installments
Debt instrument, periodic payment			$ 2,129
Debt instrument interest rate			5.00%
Debt instrument maturity date			Jun. 01, 2024
Number of installments | Installment			60